Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,700,000
Proposed Maximum Offering Price per Unit	188.07
Maximum Aggregate Offering Price	$ 883,929,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 122,070.59
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, this Registration Statement also covers an indeterminate number of additional shares which may be necessary to adjust the above-referenced plan as the result of any future stock split, stock dividend or similar adjustment of the Registrant’s outstanding stock. Represents shares of Common Stock reserved for future issuance under the Registrant’s 2025 Equity Incentive Plan (as amended, the “Plan”).
(2) Pursuant to Rule 457(h) of the Securities Act of 1933, and solely for the purposes of calculating the amount of the registration fee, the proposed maximum offering price is based on the average high and low prices of a share of Common Stock of Jack Henry & Associates, Inc. reported for trading on the Nasdaq Stock Market LLC on December 12, 2025, a date that is within five business days prior to filing.